Related Party Transactions	9 Months Ended
Sep. 30, 2018
Related Party Transactions [Abstract]
Related Party Transactions
8.	RELATED PARTY TRANSACTIONS

The Company`s 50%-owned joint venture (Note 15), Minera Exar, entered into the following transactions with companies controlled by the family of its President, who is also a director of the Company:

-	Los Boros Option Agreement entered into with Grupo Minero Los Boros (Note 4);
-	Construction services for Cauchari-Olaroz project with Magna Construcciones S.R.L. for $1,401 during the nine months ended September 30, 2018.

During the nine months ended September 30, 2018 Minera Exar paid director’s fees of $55 to its President, who is also a director of the Company.

Compensation of Key Management

Key management personnel include the members of the Board of Directors and the executive leadership team.

Effective July 1, 2018, the Company revised the remuneration of its non-executive directors to a base annual fee of $100 per year, of which a minimum of $60 is payable in DSUs, and an additional $18 per year to the Company’s Audit Committee Chair, $13 to the Company’s other committee chairs and $5 to committee members.  The Board Chairman remuneration was increased to $150, of which a minimum of $90 is payable in DSUs. In addition, the Company pays $1 per meeting in cash for Board meetings in excess of six meetings per year.

The Board established a Special Committee of independent directors to oversee the Transaction with subsidiaries of SQM and Ganfeng for the Cauchari-Olaroz project. Note 15. The Company established remuneration consisting of a $10 retainer to the members of the Special Committee and $20 to the Chair. In addition, the Company will pay $1 per Special Committee meeting in excess of five meetings.

8.	RELATED PARTY TRANSACTIONS (continued)

The remuneration of directors and members of the executive management team consisted of:

	For the nine months ended September 30,
	2018 $	2017 $
Stock-based compensation	1,959	7,459
Salaries, benefits and directors’ fees included in general and administrative expenses	2,147	2,669
Salaries and benefits included in exploration expenditures	470	290
Salaries and benefits capitalized to Investment in the Joint Venture	697	75
	5,273	10,493

	As at September 30,	As at December 31,
	2018 $	2017 $
Total due to directors and executive team	231	265

There were no contractual or other commitments arising from the related party transactions.  The amounts due to related parties are unsecured, non-interest bearing and generally have no specific terms of payment.